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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE





Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                               ---------------------------


Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: KENSICO CAPITAL MANAGEMENT

Address: 200 Park Ave.
         Suite 3300
         NY NY 10017

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anna Warshawsky
Title:    Account Manager
Phone:    212-713-9451


Signature, Place, and Date of Signing:

 /s/ Anna Warshawsky                NY, NY                       02/14/04
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


ITEM 1                      ITEM 2         ITEM 3        ITEM 4        ITEM 5          ITEM 6         ITEM 7         ITEM 8

NAME OF ISSUER              TITLE OF       CUSIP       FAIR MARKET   SHARES OF                        MANA-      VOTING AUTHORITY
                            CLASS          NUMBER        VALUE       PRINCIPAL                 SHARED GERS
                                                                      AMOUNT     SOLE  SHARED  OTHER          SOLE    SHARED   NONE
                                                                                  (A)   (B)     (C)            (A)      (B)     (C)
AKSYS LTD                    NSTK            10196103       290232        52200   X                    KENP            52200
ALLEGHENY ENERGY INC         COMMON          17361106     11573712       587200   X                    KENP           587200
ARMSTRONG WORLD INDUSTRIES   OTC EQ          42476606      2749680       160800   X                    KENP           160800
BERKSHIRE HATHAWAY INC-DEL   COMMON          84670108     14390376          162   X                    KENP              162
H & R BLOCK INC              COMMON          93671105     21935291       447659   X                    KENP           447659
CENTURY BUSINESS SERVICES    OTC EQ         156490104      4990456      1144600   X                    KENP          1144600
CERIDIAN CORP                COMMON         156779100      7778140       425500   X                    KENP           425500
DECKERS OUTDOOR CORP         OTC EQ         243537107      8881110       189000   X                    KENP           189000
DICKS SPORTING GOODS INC     COMMON         253393102      7360410       209400   X                    KENP           209400
DOLLAR THRIFTY AUTOMOTIVE    COMMON         256743105      3146840       104200   X                    KENP           104200
R R DONNELLEY & SONS CO      COMMON         257867101     28252962       800594   X                    KENP           800594
ECHOSTAR COMMUNICATIONS CO   OTC EQ         278762109     18957288       570144   X                    KENP           570144
GETTY REALTY CORP NEW        COMMON         374297109      2743715        95500   X                    KENP            95500
GOODYEAR TIRE & RUBBER CO    COMMON         382550101      2398669       163620   X                    KENP           163620
GREIF INC                    COMMON         397624107      7190400       128400   X                    KENP           128400
INTERGRAPH CORP              OTC EQ         458683109     73499268      2729271   X                    KENP          2729271
LASERSCOPE                   NSTK           518081104     50722875       141250   X                    KENP           141250
SEACOR SMIT INC              COMMON         811904101     41509956       777340   X                    KENP           777340
SHAW GROUP INC               COMMON         820280105      1017450        57000   X                    KENP            57000
STAAR SURGICAL CO NEW        NSTK           852312305       905388       144400   X                    KENP           144400
TXU CORP                     COMMON         873168108      7225232       111915   X                    KENP           111915
ACTIVCARD S A SPONSORED AD   OTC EQ         00506J107     13071822      1468744   X                    KENP          1468744
ALTRIA GROUP INC             COMMON         02209S103     35701158       584307   X                    KENP           584307
ARRIS GROUP INC              OTC EQ         04269Q100     11922233      1693499   X                    KENP          1693499
BROOKLINE BANCORP INC        OTC EQ         11373M107      1124268        68889   X                    KENP            68889
CENTENNIAL CELLULAR CORP-C   OTC EQ         15133V208      2323252       292970   X                    KENP           292970
CITIZENS COMMUNICATIONS CO   COMMON         17453B101     24283390      1760942   X                    KENP          1760942
ERIE INDEMNITY CO-CL A       OTC EQ         29530P102     22900018       435610   X                    KENP           435610
FREESCALE SEMICONDUCTOR IN   COMMON         35687M107      7876440       442000   X                    KENP           442000
GSI COMMCERCE INC            OTC EQ         36238G102      7940068       446573   X                    KENP           446573
GEN PROBE INC                OTC EQ         36866T103     14613047       323226   X                    KENP           323226
GENESIS HEALTHCARE CORP      OTC EQ         37184D101      2518657        71900   X                    KENP            71900
NTL INC DEL                  OTC EQ         62940M104     37614528       515550   X                    KENP           515550
NAUTILUS GROUP INC           COMMON         63910B102      1106986        45800   X                    KENP            45800
NEIGHBORCARE INC             OTC EQ         64015Y104     16553226       538842   X                    KENP           538842
NEXTEL COMMUNICATIONS INC-   OTC EQ         65332V103     33724038      1123760   X                    KENP          1123760
SAXON CAPITAL INC            OTC EQ         80556T106      4116684       171600   X                    KENP           171600
TELEWEST GLOBAL INC          OTC EQ         87956T107     17803266      1012700   X                    KENP          1012700
TRITON PCS HLDGS INC         COMMON         89677M106       451782       132100   X                    KENP           132100
UNITEDHEALTH GROUP INC       COMMON         91324P102     10361659       117706   X                    KENP           117706
HERBALIFE LTD                COMMON         G4412G101      3656250       225000   X                    KENP           225000